Share-based payments - Summary of valuation for each tranche of options (Detail)	12 Months Ended
	Jun. 30, 2020 AUD ($) yr $ / shares	Jun. 30, 2019 $ / shares
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 16, 2015	Nov. 16, 2015
Expiry date	Nov. 16, 2020	Nov. 16, 2020
Share price at Grant Date	$ 0.140
Exercise price	$ 2.200	$ 2.200
Volatility (%)	158.00%
Remaining Option Life | yr	0.37
Risk free Rate	2.04%
Fair value per option | $	$ 1.280
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2016	Sep. 05, 2016
Expiry date	Sep. 05, 2021	Sep. 05, 2021
Share price at Grant Date	$ 0.105
Exercise price	$ 1.630	$ 1.630
Volatility (%)	122.00%
Remaining Option Life | yr	1.16
Risk free Rate	1.60%
Fair value per option | $	$ 0.840
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 12, 2016	Oct. 12, 2016
Expiry date	Oct. 17, 2021	Oct. 17, 2021
Share price at Grant Date	$ 0.098
Exercise price	$ 1.560	$ 1.560
Volatility (%)	122.00%
Remaining Option Life | yr	1.29
Risk free Rate	1.89%
Fair value per option | $	$ 0.780
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 31, 2016	Oct. 31, 2016
Expiry date	Nov. 01, 2021	Nov. 01, 2021
Share price at Grant Date	$ 0.090
Exercise price	$ 1.380	$ 1.380
Volatility (%)	122.00%
Remaining Option Life | yr	1.20
Risk free Rate	1.87%
Fair value per option | $	$ 0.720
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2016	Nov. 21, 2016
Expiry date	Nov. 23, 2021	Nov. 23, 2021
Share price at Grant Date	$ 0.092
Exercise price	$ 1.380	$ 1.380
Volatility (%)	122.00%
Remaining Option Life | yr	1.20
Risk free Rate	2.10%
Fair value per option | $	$ 0.730
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 07, 2017	Aug. 07, 2017
Expiry date	Aug. 07, 2022	Aug. 07, 2022
Share price at Grant Date	$ 0.430
Exercise price	$ 0.670	$ 0.670
Volatility (%)	74.50%
Remaining Option Life | yr	2.08
Risk free Rate	1.95%
Fair value per option | $	$ 0.206
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 05, 2018	Feb. 05, 2018
Expiry date	Feb. 05, 2023	Feb. 05, 2023
Share price at Grant Date	$ 0.500
Exercise price	$ 0.780	$ 0.780
Volatility (%)	74.50%
Remaining Option Life | yr	2.58
Risk free Rate	1.95%
Fair value per option | $	$ 0.200
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 04, 2019	Jan. 04, 2019
Expiry date	Jan. 04, 2024	Jan. 04, 2024
Share price at Grant Date	$ 0.340
Exercise price	$ 0.492	$ 0.492
Volatility (%)	74.50%
Remaining Option Life | yr	3.50
Risk free Rate	1.95%
Fair value per option | $	$ 0.140
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 13, 2019
Expiry date	Jan. 04, 2024
Share price at Grant Date	$ 0.410
Exercise price	$ 0.492
Volatility (%)	74.50%
Remaining Option Life | yr	4.20
Risk free Rate	1.95%
Fair value per option | $	$ 0.180
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 13, 2020
Expiry date	Jan. 13, 2025
Share price at Grant Date	$ 0.620
Exercise price	$ 0.881
Volatility (%)	74.50%
Remaining Option Life | yr	4.50
Risk free Rate	1.95%
Fair value per option | $	$ 0.340